27. CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2018
Capital And Reserves
27. CAPITAL AND RESERVES
27.1	Subscribed and paid-in capital

As of December 31, 2018, the capital of Viña Concha y Toro S.A. amounts to ThCh$84,178,790 which is comprised by 747,005,982 shares of par value totally, subscribed and paid.

The issuance premium corresponds to the surcharge in the placement of shares generated in the capital contributions operations. In conformity with Article 26 of Law No.18.046 for corporate companies, this concept forms part of the company’s issued capital.

27.2	Shares

- Number of shares as of December 31, 2018

	No. of subscribed shares	No. of paid shares	No. of voting right shares
Shares paid by 100%	747,005,982	747,005,982	747,005,982

- Number of shares as of December 31, 2017

	No. of subscribed shares	No. of paid shares	No. of voting right shares
Shares paid by 100%	747,005,982	747,005,982	747,005,982

Shares of Viña Concha y Toro S.A. are, ordinary, of a single series and with no par value.

Movements in shares between January 1 and December 31, 2018 are as follows:

No. of shares subscribed as of January 1, 2018	747,005,982
Movement for the year:
Capital increase through share issuance	—
No. of shares subscribed as of December 31, 2018	747,005,982

Movements in shares between January 1 and December 31, 2017 are as follows:

No. of shares subscribed as of January 1, 2017	747,005,982
Movement for the year:
Capital increase through share issuance	—
No. of shares subscribed as of December 31, 2017	747,005,982

27.3	Capital Management

In order to attempt the optimization on the returning to its shareholders, through the efficient management of financing costs, the Company uses several short and long-term financial sources as well as its own capital and gains generated by the operation.

The Company’s objective is to maintain a proper capital structure, considering its leverage levels, financing costs (internal and external) and evaluates on a regular basis the different financing instruments available as well as the market conditions.

27.4	Other reserves

-	Conversion Reserves: This amount represents the effect (profit/loss) for conversion of subsidiaries with functional currency other than Chilean Pesos.

The detail of conversion differences, net of taxes is as follows:

Accumulated translation adjustments	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Opening balance foreign subsidiary translation adjustment	(2,334,328)	5,843,924	14,105,740
Translation adjustment for the period, net	13,250,715	(8,178,252)	(8,261,816)
Total	10,916,387	(2,334,328)	5,843,924

-	Cash flow hedge reserves: Represents the fair value of future cash flows on expected entries that qualify as hedges and that will affect income and are presented net of deferred taxes.

-	Reserves of profit and losses for defined benefit plans: corresponds to the variation of the actuarial values of the provision for employee´s defined benefit plans and are presented net of deferred taxes.

-	Hedge Reserves of net investment in operations abroad: This amount represents the changes in fair value of derivatives of net investment abroad until the occurrence of disposal of the investment and are presented net of deferred taxes.

-	Reserves for investments available for sale: This amount represents the change in market value of financial assets available for sale, consisting of investments in other companies and are presented net of deferred taxes.

-	Other Reserves: Corresponds mainly to the price-level restatement balance on the paid-in capital accumulated from the date of transition to IFRS as Circular No. 456 of the Commission for the Financial Market.

27.5	Dividends

On April 23, 2018, the Company’s ordinary Shareholders’ Meeting was held where, among other matters, the following agreements were adopted:

1.	To distribute with charge to 2017 net income, a final dividend No. 271 in the amount of Ch$13.5 (thirteen pesos and fifty cents) per share, to be paid from May 23, 2018. This amount is added to the dividends paid at interim, charged to net income for 2017, related to Dividend No. 268 and No. 269 both of Ch$ 3.50 per share, paid on September 30 and December 30, 2017, respectively, and a dividend No. 270 of Ch$ 3.50 per share that was paid on March 29, 2018.

2.	Maintain as dividend policy the distribution of 40% of net income, excluding those generated by the subsidiary Fetzer Vineyards. Thus, is the Board´s intention to distribute with charges to income obtained in 2018, three interim dividends per each share with No. 272, No. 273 and No. 274 for Ch$ 3.50 each, to be paid as provisional on September 29, December 29, 2018 and March 29, 2019, respectively. A fourth dividend will be paid for the amount resulting as necessary up to complete 40% of the net income for 2018, as indicated, which will be paid in May 2019, upon becoming aware of and approving the results of operations by the Shareholders at the related Ordinary Shareholders’ Meeting. However, the dividend policy will be subject to the Company’s cash availability.

These payments of interim dividends will be subject to the Company´s cash availability. Historically, the Company has been distributing 40% of net income, which is realized through a final dividend paid in May of the following year, once both the income for the year and the abovementioned dividend are known and approved by the General Shareholders’ Meeting.

As of December 31, 2018 and 2017, the detail is the following:

Dividend No.	Shares paid	Payment per share	Total ThCh$	Month of payment
270	747,005,982	3.50	2,614,521	Mar-2018
271	747,005,982	13.50	10,084,581	May-2018
272	747,005,982	3.50	2,614,521	Sep-2018
273	747,005,982	3.50	2,614,521	Dec-2018

Dividend No.	Shares paid	Payment per share	Total ThCh$	Month of payment
266	747,005,982	3.50	2,614,521	Mar-2017
267	747,005,982	16.80	12,549,700	May-2017
268	747,005,982	3.50	2,614,521	Sep-2017
269	747,005,982	3.50	2,614,521	Dec-2017

27.6	Net profit distributable

With respect to net income for the year, in conformity with Circular No.1945 issued by the Commission of Financial Market, the Company’s Board during the meeting held on October 28, 2010, agreed that the determination of net profit distributable as dividends will consider the income for the year presented in the consolidated statement of income, by function, in the Item ‘Profit (loss) attributable to the owners of the controlling entity’, deducting the significant variations in the net fair value of unrealized assets and liabilities, which will be included in the calculation of the net profit of the year in which such variances are realized.

27.7	Prior year differences

The Company identified differences from the prior period, related mainly to the recognition of certain transactions related to the measurement of deferred taxes of non-monetary items calculated for tax purposes on a currency other than the functional currency.

The Company concluded that these differences were not material individually or in aggregate, in any of the consolidated financial statements previously issued and therefore, the consolidated financial statements were modified these differences in every affected period in the 2017 and 2016 consolidated financial statements. The effects of the correction of inmaterial differences to the prior years are presented in the Consolidated Statement of Changes in Equity, note 2.26 and in note 22 income tax and deferred taxes.